OTHER NON-CURRENT LIABILITIES - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Noncurrent Liabilities [Line Items]
Financial liabilities designated as fair value through profit or loss	$ 178,705	$ 133,553
Held for trading derivatives not designated in hedge accounting relationships	1,128	1,364
Asset retirement obligation	12,251	7,448
Others	78	110
Total	70,136	141,001
Transaction A
Disclosure Of Other Noncurrent Liabilities [Line Items]
Financial liabilities designated as fair value through profit or loss		80,107
Transaction B
Disclosure Of Other Noncurrent Liabilities [Line Items]
Financial liabilities designated as fair value through profit or loss	1,253	829
Transaction C
Disclosure Of Other Noncurrent Liabilities [Line Items]
Financial liabilities designated as fair value through profit or loss	$ 55,426	$ 51,143